Treasury Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 June 2013 Program [Member]	Dec. 31, 2013 June 2013 Program [Member]	May 31, 2008 May 2008 Program [Member]	Dec. 31, 2012 May 2008 Program [Member]	Aug. 31, 2012 August 2012 Program [Member]	Dec. 31, 2013 August 2012 Program [Member]	Dec. 31, 2012 August 2012 Program [Member]
Treasury Stock Textual [Abstract]
Common stock held in treasury, shares	22,249,144	21,829,954
Approximate shares available for future issuances	8,400,000
Cost of common stock held in treasury, value	$ 317,166	$ 310,958
Shares repurchased, Per Share						$ 13		$ 13
Shares repurchased under Board of Directors authorized program				1,000,000		1,000,000		1,000,000
Shares repurchased	419,190	1,105,848	403,347		0		574,153		419,190	531,695
Authorization Expiration				The authorization has no expiration				The authorization has no expiration